Stockholders' Equity - Q3 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' equity [Abstract]
Changes in Shares of Common Stock
Changes in the shares of common stock for the nine months ended September 30, 2016 were as follows:

	Class A Common Stock	Class B Common Stock	Common Stock
Shares outstanding at beginning of year	13,803,183	1,513,592	—
Share dividend	8,617,963	—	—
Reclassification of capital structure	(22,421,146)	(1,783,858)	15,968,707
Common stock issuance, net of transaction costs	—	—	5,000,000
Stock-based compensation	—	270,266	—
Shares outstanding at September 30, 2016	—	—	20,968,707

Changes in the shares of outstanding Class A and Class B Common Stock were as follows:

	Year Ended December 31,
	2015	2014	2013
Class A Common Stock Outstanding:
Shares outstanding at beginning of year	13,795,530	8,180,500	8,190,500
Issuance of common shares:
Share dividend	—	5,604,858	—
Other	7,653	10,172	—
Repurchase of common shares	—	—	(10,000)
Shares outstanding at end of year	13,803,183	13,795,530	8,180,500

Class B Common Stock Outstanding:
Shares outstanding at beginning of year	1,287,696	1,060,488	841,960
Restricted stock grants vested	225,896	227,208	218,528
Shares outstanding at end of year	1,513,592	1,287,696	1,060,488

Assumptions Used in Estimating Fair Value of Options Granted
The value of the options granted was estimated at the date of grant using the Black-Scholes pricing model using the following assumptions:

Risk-free rate of return	1.26%
Dividend yield	1.25%
Expected share price volatility (1)	18.50%
Expected life (2)	6.3 years

(1) Expected volatility was based on the Company’s competitors within the industry.

(2) Expected life was calculated using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period, as the Company does not have sufficient historical data for determining the expected term of our stock option awards.